CONTRACTUAL COMMITMENTS AND GUARANTEES - Guarantees (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Guarantee obligations
Gurantee		R$ 38,415,003
Property, plant and equipment, pledged as security		29,414	R$ 101,220
Insurance of guarantee
Guarantee obligations
Gurantee	[1]	29,357,294
Letters of guarantee
Guarantee obligations
Gurantee		5,981,953
Judicial deposits and garnishments (Note 10)
Guarantee obligations
Gurantee		3,003,723
Financial investments in guarantee of lawsuits (Note 4)
Guarantee obligations
Gurantee		R$ 42,619

[1]	These refer to insurance amounts contracted to ensure the continuity of legal proceedings (Note 20.).